Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost	$ 7,424	$ 6,854
Less: accumulated depreciation	(2,982)	(1,392)
Impairment	(468)	(468)
Property and equipment, net	3,974	4,994
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost	3,148	2,677
Furniture, fixtures and other equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost	2,294	2,265
Plants [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost	1,982	1,310
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, cost		$ 602